CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Revenues
Concentrations
Schedule of concentration risk from properties and note receivable

	2013	2012	2011
California	57.1%	58.0%	59.2%
North Carolina	6.1	6.5	7.2
Texas	8.1	7.6	7.7
New York	2.2	2.1	1.0
Washington, D.C.	26.5	25.8	24.9

	100.0%	100.0%	100.0%

Real estate investments
Concentrations
Schedule of concentration risk from properties and note receivable

	2013	2012
California	50.5%	50.8%
North Carolina	5.6	5.7
Texas	7.7	7.6
New York	3.7	3.7
Washington, D.C.	32.5	32.2

	100.0%	100.0%